Employee benefits - Summary of Sensitivity of the Defined Benefit Obligations (Detail) - Actuarial assumption of discount rates [member] - JPY (¥) ¥ in Millions	Mar. 31, 2023	Mar. 31, 2022
Japanese Defined Benefit Plans [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease in significant weighted-average	¥ 16,042	¥ 18,069
Increase in significant weighted-average	(13,201)	(15,372)
Foreign Defined Benefit Plan [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Decrease in significant weighted-average	3,487	11,055
Increase in significant weighted-average	¥ (3,316)	¥ (10,439)